FINANCIAL INSTRUMENTS - Scheduled Debt Repayments (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 02, 2013	Apr. 03, 2012	Sep. 30, 2008
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,536,000,000	$ 5,738,000,000	$ 6,423,000,000
Minimum annual payments under leases	97,000,000
Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	594,000,000	598,000,000	603,000,000
Acacia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	14,000,000	$ 43,000,000	$ 71,000,000
2019
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	25,000,000
2020
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	15,000,000
2021
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	12,000,000
2022
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	8,000,000
2023
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	5,000,000
2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Minimum annual payments under leases	32,000,000
Gross amount
Disclosure of detailed information about borrowings [line items]
Borrowings	5,467,000,000
Gross amount | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	7,000,000
Gross amount | 3.85% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	337,000,000				$ 1,250,000,000
Gross amount | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	7,000,000
Gross amount | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	5,000,000
Gross amount | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	32,000,000
Gross amount | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	15,000,000
Gross amount | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200,000,000
Gross amount | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200,000,000
Gross amount | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200,000,000
Gross amount | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	300,000,000
Gross amount | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	600,000,000
Gross amount | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	250,000,000					$ 250,000,000
Gross amount | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850,000,000
Gross amount | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850,000,000
Gross amount | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	750,000,000				$ 750,000,000
Gross amount | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850,000,000			$ 850,000,000
Gross amount | Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | Acacia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	14,000,000
Gross amount | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	14,000,000
Gross amount | 2019 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 3.85% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2019 | Acacia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	14,000,000
Gross amount | 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	7,000,000
Gross amount | 2020 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	7,000,000
Gross amount | 2020 | 3.85% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2020 | Acacia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	337,000,000
Gross amount | 2021 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 3.85% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	337,000,000
Gross amount | 2021 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2021 | Acacia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 3.85% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2022 | Acacia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 3.85% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2023 | Acacia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	5,109,000,000
Gross amount | 2024 and thereafter | 7.31% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 and thereafter | 3.85% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 and thereafter | 7.73% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	7,000,000
Gross amount | 2024 and thereafter | 7.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	5,000,000
Gross amount | 2024 and thereafter | 7.37% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	32,000,000
Gross amount | 2024 and thereafter | 8.05% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	15,000,000
Gross amount | 2024 and thereafter | 6.38% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200,000,000
Gross amount | 2024 and thereafter | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200,000,000
Gross amount | 2024 and thereafter | 5.80% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	200,000,000
Gross amount | 2024 and thereafter | 6.45% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	300,000,000
Gross amount | 2024 and thereafter | 6.35% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	600,000,000
Gross amount | 2024 and thereafter | 7.50% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	250,000,000
Gross amount | 2024 and thereafter | 5.95% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850,000,000
Gross amount | 2024 and thereafter | 5.70% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850,000,000
Gross amount | 2024 and thereafter | 5.25% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	750,000,000
Gross amount | 2024 and thereafter | 5.75% notes
Disclosure of detailed information about borrowings [line items]
Borrowings	850,000,000
Gross amount | 2024 and thereafter | Other debt obligations
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross amount | 2024 and thereafter | Acacia credit facility
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0